DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of Gains (Losses) Reclassified From Other Comprehensive Income (Loss) into Income (Expenses) (Details) - Cash Flow Hedging [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ 143	$ 46	$ (134)
Foreign Exchange Forward [Member] | Other Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	(15)	(18)	(10)
Foreign Exchange Forward [Member] | Cost of revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ 158	$ 64	$ (124)